Property, plant and equipment - Summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	$ 84.3
Property, plant and equipment, closing balance	115.1	$ 84.3
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	111.1	75.8
Additions	53.5	35.6
Business combination (note 5)		2.5
Disposals	(2.3)	(2.8)
Transfers	0.0	0.0
Property, plant and equipment, closing balance	162.3	111.1
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(26.8)	(15.6)
Depreciation	20.9	13.7
Disposals	(0.5)	(2.5)
Property, plant and equipment, closing balance	(47.2)	(26.8)
Plant equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	18.2
Property, plant and equipment, closing balance	20.3	18.2
Plant equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	22.3	12.3
Additions	4.4	6.9
Business combination (note 5)		2.1
Disposals	(1.6)	0.0
Transfers	1.5	1.0
Property, plant and equipment, closing balance	26.6	22.3
Plant equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(4.1)	(2.4)
Depreciation	2.4	1.7
Disposals	(0.2)	0.0
Property, plant and equipment, closing balance	(6.3)	(4.1)
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	2.4
Property, plant and equipment, closing balance	4.4	2.4
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	5.4	4.9
Additions	1.7	0.8
Business combination (note 5)		0.0
Disposals	(0.1)	(0.3)
Transfers	1.7	0.0
Property, plant and equipment, closing balance	8.7	5.4
Computer equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(3.0)	(2.2)
Depreciation	1.3	1.0
Disposals	0.0	(0.2)
Property, plant and equipment, closing balance	(4.3)	(3.0)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	43.5
Property, plant and equipment, closing balance	60.6	43.5
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	54.8	41.3
Additions	17.2	9.4
Business combination (note 5)		0.4
Disposals	(0.2)	(2.5)
Transfers	10.6	6.2
Property, plant and equipment, closing balance	82.4	54.8
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(11.3)	(7.2)
Depreciation	10.6	6.4
Disposals	(0.1)	(2.3)
Property, plant and equipment, closing balance	(21.8)	(11.3)
Show displays
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	3.6
Property, plant and equipment, closing balance	4.2	3.6
Show displays | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	7.6	5.6
Additions	2.4	1.9
Business combination (note 5)		0.0
Disposals	(0.1)	0.0
Transfers	0.3	0.1
Property, plant and equipment, closing balance	10.2	7.6
Show displays | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(4.0)	(2.5)
Depreciation	2.1	1.5
Disposals	(0.1)	0.0
Property, plant and equipment, closing balance	(6.0)	(4.0)
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	15.9
Property, plant and equipment, closing balance	16.7	15.9
Furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	20.3	11.3
Additions	3.9	7.0
Business combination (note 5)		0.0
Disposals	(0.3)	0.0
Transfers	1.6	2.0
Property, plant and equipment, closing balance	25.5	20.3
Furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(4.4)	(1.3)
Depreciation	4.5	3.1
Disposals	(0.1)	0.0
Property, plant and equipment, closing balance	(8.8)	(4.4)
In progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	0.7
Property, plant and equipment, closing balance	8.9	0.7
In progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	0.7	0.4
Additions	23.9	9.6
Business combination (note 5)		0.0
Disposals	0.0	0.0
Transfers	(15.7)	(9.3)
Property, plant and equipment, closing balance	8.9	0.7
In progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	0.0	0.0
Depreciation	0.0	0.0
Disposals	0.0	0.0
Property, plant and equipment, closing balance	$ 0.0	$ 0.0